Basic and Diluted Net Loss Per Share - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Jan. 31, 2021 shares	Jan. 31, 2020 shares	Jan. 31, 2019 shares
Exchange ratio used to determine the number of shares of common stock into which they converted	0.9966
Shares excluded from diluted net loss per share	73,955,033	262,337,147	222,205,064	215,869,536
Earnout Shares [Member]
Shares excluded from diluted net loss per share	9,000,000